Cover	Jul. 15, 2026
Entity Information [Line Items]
Amendment Flag	true
Entity Central Index Key	0002119216
Document Period End Date	Jul. 15, 2026
Amendment Description	1
Document Type	S-6
Entity Registrant Name	Guggenheim Defined Portfolios, Series 2602
Emerging Markets Dividend Strategy Portfolio Series 48 [Member]
Entity Information [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Under normal circumstances, the trust invests at least 80% of the value of its assets in dividend-paying companies designated as Emerging Market based companies, as defined below.1.Initial Universe: Start with an initial universe of companies designated as Emerging Market based companies (common shares or depositary receipts referencing common shares) which also meet the below criteria as of the security selection date. Emerging Market designation is generally determined by a combination of the company’s country of incorporation and the primary listing of its securities; however, if these two factors differ, other criteria will be considered.
Health Care Portfolio Series 41 [Member]
Entity Information [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Under normal circumstances, the trust invests at least 80% of the value of its assets in stocks of companies that are classified as being in the health care sector by the Global Industry Classification Standard (“GICS”), or are believed by the sponsor to have a significant level of revenues directly derived from health care related products and services. The sponsor selects securities for the portfolio that it believes have the potential to achieve the trust’s investment objective.
Utilities Portfolio Series 44 [Member]
Entity Information [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Under normal circumstances, the trust invests at least 80% of the value of its assets in stocks classified as being in the utilities sector by the Global Industry Classification Standard (“GICS”). The trust invests in companies across the utilities sector including integrated electric, pipeline and gas distribution companies. The sponsor selects stocks for the trust that it believes have the potential to achieve the trust’s investment objective.